Eaton Vance
Arizona Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Education — 13.8%
Arizona Industrial Development Authority, (Academies of Math & Science):
4.875% to 7/1/35 (Put Date), 7/1/60(1)	$250	$ 251,009
5.00%, 7/1/39(1)	250	250,247
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	1,465	1,464,990
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/44	200	204,759
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	48,324
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	630	591,617
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	213,828
Kayenta Unified School District No. 27, AZ, 6.00%, 7/1/40	2,285	2,623,241
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	860	784,153
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/41(1)	500	451,591
4.25%, 7/1/44	490	437,880
Northern Arizona University, 5.00%, 6/1/38	1,000	1,005,252
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	483,012
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,000	964,319
University of Arizona:
4.00%, 8/1/44	2,180	2,119,814
5.00%, 6/1/38	1,500	1,509,074
5.00%, 6/1/42	1,000	1,041,474
		$ 14,444,584
Electric Utilities — 3.2%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	$1,475	$ 1,475,349
Salt River Project Agricultural Improvement and Power District, AZ, 5.25%, 1/1/53	1,720	1,835,834
		$ 3,311,183
General Obligations — 11.7%
Buckeye Elementary School District No. 33, AZ, 5.00%, 7/1/40	$335	$ 370,783
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/37	750	770,636
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	$275	$ 270,679
Glendale, AZ:
5.00%, 7/1/37	610	708,313
5.00%, 7/1/40	550	611,267
5.00%, 7/1/40	585	659,662
5.00%, 7/1/43	380	407,611
Lake Havasu City, AZ, Wastewater System Revenue:
4.00%, 7/1/43	1,000	998,727
5.00%, 7/1/38	1,250	1,435,814
Laveen Elementary School District No. 59, AZ:
5.00%, 7/1/42(2)	350	386,497
5.00%, 7/1/44(2)	300	324,990
Paradise Valley Unified School District No. 69, AZ:
4.00%, 7/1/42	415	412,453
5.00%, 7/1/41	1,000	1,114,062
5.00%, 7/1/43	2,000	2,168,980
Puerto Rico:
0.00%, 7/1/33	750	541,919
5.625%, 7/1/29	1,000	1,068,320
		$ 12,250,713
Hospital — 9.6%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 3.90%, 1/1/46(3)	$1,010	$ 1,010,000
Arizona Industrial Development Authority, (Phoenix Children's Hospital):
4.00%, 2/1/50	1,420	1,260,843
(LOC: TD Bank, N.A.), 4.00%, 2/1/48(3)	750	750,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	467,911
4.00%, 1/1/48	2,350	2,149,424
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	423,099
Phoenix Industrial Development Authority, AZ, (Mayo Clinic):
3.75%, 11/15/57	1,000	856,548
(SPA: Northern Trust Co.), 3.10%, 11/15/52(3)	2,125	2,125,000
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/41	1,000	1,080,163
		$ 10,122,988
Housing — 7.9%
Arizona Industrial Development Authority, (FHLMC), (FNMA), (GNMA), 5.00%, 10/1/45	$1,000	$ 1,034,192

Eaton Vance
Arizona Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	$985	$ 1,025,654
Arizona Industrial Development Authority, (University at West Glendale), 5.00% to 9/1/26 (Put Date), 3/1/45	1,000	1,009,223
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.10%, 9/1/36	530	546,878
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	955	975,335
(FHLMC), (FNMA), (GNMA), 4.85%, 9/1/54	175	178,012
(GNMA), 4.45%, 9/1/44	975	984,131
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	506,782
5.00%, 7/1/44	250	250,539
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	423,429
5.00%, 7/1/37	500	507,804
Pima County Industrial Development Authority, AZ, SFMR:
(GNMA), 4.45%, 7/1/44	370	373,661
(GNMA), 4.60%, 7/1/49	470	467,141
		$ 8,282,781
Industrial Development Revenue — 6.0%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,500	$ 2,542,162
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	1,000	852,760
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	850	849,958
Yavapai County Industrial Development Authority, AZ, (Waste Management, Inc.), (AMT), 4.25%, 3/1/28	2,000	2,017,078
		$ 6,261,958
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$485	$ 488,894
		$ 488,894
Insured - General Obligations — 12.6%
Buckeye Union High School District No. 201, AZ, (AG), 5.00%, 7/1/30	$800	$ 881,703
Cartwright Elementary School District No. 83, AZ, (AG), 5.25%, 7/1/42	1,390	1,500,143
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Glendale Union High School District No. 205, AZ, (AG), 5.00%, 7/1/43	$1,125	$ 1,216,606
Liberty Elementary School District No. 25, AZ, (AG), 4.375%, 7/1/42	500	518,228
Marana Unified School District No. 6, AZ:
(AG), 5.00%, 7/1/41	750	811,539
(AG), 5.00%, 7/1/42	725	776,479
(AG), 5.00%, 7/1/43	865	926,886
Osborn Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/42	850	929,107
(BAM), 5.00%, 7/1/44	1,250	1,341,218
Phoenix Elementary School District No. 1, AZ:
(BAM), 4.00%, 7/1/44	630	616,886
(BAM), 5.00%, 7/1/43	1,140	1,225,014
Washington Elementary School District No. 6, AZ:
(BAM), 5.00%, 7/1/37	660	752,438
(BAM), 5.00%, 7/1/41	500	548,672
Wilson Elementary School District No. 7, AZ:
(AG), 5.00%, 7/1/38	350	397,562
(AG), 5.00%, 7/1/39	375	423,004
(AG), 5.00%, 7/1/40	325	362,843
		$ 13,228,328
Insured - Hospital — 0.4%
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/49	$500	$ 460,061
		$ 460,061
Insured - Lease Revenue/Certificates of Participation — 0.7%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AG), 4.125%, 6/1/42	$500	$ 502,145
(AG), 4.25%, 6/1/47	220	216,930
		$ 719,075
Insured - Special Tax Revenue — 3.8%
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$ 1,968,978
Pinal County, AZ:
(BAM), 5.00%, 8/1/36	650	754,658
(BAM), 5.00%, 8/1/38	1,100	1,248,066
		$ 3,971,702

Eaton Vance
Arizona Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 1.0%
Goodyear, AZ, Water and Sewer Revenue, (AG), 5.00%, 7/1/43	$1,000	$ 1,078,024
		$ 1,078,024
Other Revenue — 1.4%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,484,172
		$ 1,484,172
Senior Living/Life Care — 2.2%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$600	$ 582,922
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	150	149,444
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	381,134
4.00%, 12/1/30	500	501,844
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	681,522
		$ 2,296,866
Special Tax Revenue — 10.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 203,886
Buckeye, AZ, Excise Tax Revenue:
5.00%, 7/1/36	500	578,092
5.00%, 7/1/37	600	687,512
Bullhead City, AZ, Excise Taxes Revenue:
1.30%, 7/1/28	500	472,202
2.10%, 7/1/36	580	496,588
2.55%, 7/1/46	2,000	1,418,031
4.00%, 7/1/32	275	283,527
4.25%, 7/1/40	1,000	1,044,776
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	1,000	977,493
Maricopa, AZ, Pledged Revenue, 5.25%, 7/15/42	600	659,124
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	984,873
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	973,036
Queen Creek, AZ, Excise Tax Revenue:
4.00%, 8/1/45	1,040	1,015,117
5.00%, 8/1/49	1,000	1,054,159
		$ 10,848,416
Security	Principal Amount (000's omitted)	Value
Transportation — 3.4%
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	$1,500	$ 1,506,029
(AMT), 4.00%, 7/1/38	1,000	1,001,353
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/42	1,000	1,070,088
		$ 3,577,470
Water and Sewer — 7.7%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,503,499
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	1,000	989,048
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	861,186
5.00%, 7/1/39	1,000	1,113,389
5.25%, 7/1/47	1,800	1,936,682
Tucson, AZ, Water System Revenue, 5.00%, 7/1/42	1,500	1,651,792
		$ 8,055,596
Total Tax-Exempt Municipal Obligations (identified cost $99,326,249)		$100,882,811

Taxable Municipal Obligations — 4.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$500	$ 525,052
		$ 525,052
Hospital — 1.7%
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.18%, 1/1/61(4)	$1,800	$ 1,800,000
		$ 1,800,000
Insured - Special Tax Revenue — 0.5%
Pinal County, AZ, (BAM), 5.165%, 8/1/34	$500	$ 524,186
		$ 524,186

Eaton Vance
Arizona Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.0%
Arizona Industrial Development Authority, (The Reinvestment Fund, Inc.), 4.936%, 10/1/31(2)	$1,000	$ 1,012,510
		$ 1,012,510
Special Tax Revenue — 0.7%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 716,052
		$ 716,052
Total Taxable Municipal Obligations (identified cost $4,650,000)		$ 4,577,800
Total Investments — 100.6% (identified cost $103,976,249)		$105,460,611
Other Assets, Less Liabilities — (0.6)%		$ (614,317)
Net Assets — 100.0%		$104,846,294
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $6,768,329 or 6.5% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 19.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 9.6% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Arizona Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$100,882,811	$ —	$100,882,811
Taxable Municipal Obligations	—	4,577,800	—	4,577,800
Total Investments	$ —	$105,460,611	$ —	$105,460,611
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.